Revenue Earning Vehicles (Components of Revenue Earning Vehicles) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Vehicles	$ 7,800	$ 7,492	$ 16,626
Less accumulated depreciation	(1,520)	(1,467)	(3,159)
Property subject to available for operating lease excluding assets held for sale	6,280	6,025	13,467
Revenue earning vehicles, net	80	37	322
Total revenue earning vehicles, net	$ 6,360	$ 6,062	$ 13,789